SUPPLEMENT dated March 14, 2008

                              To the PROSPECTUS of

                Newton International Equity Fund - Class I Shares

                             Dated February 1, 2008

--------------------------------------------------------------------------------

Effective March 5, 2008, Paul Butler is no longer a co-portfolio manager of the Newton International Equity Fund. Jon Bell has been appointed as portfolio manager of the fund.

The following replaces the information on page 10 under "The Investment Adviser
- Fund managers" with respect to the fund.

-------------------------------------------------------------------------------------------------------------------
Fund managers                  Positions during past five years
-------------------------------------------------------------------------------------------------------------------
Paul Markham                   Mr. Markham has been a portfolio manager of the fund since its inception in December
                               2005. Paul is an investment manager for global equities and is a member of the global equity model group. Mr. Markham joined Newton in 1998 as an International
                               Business Development executive and moved into the global equity team in 2001.
-------------------------------------------------------------------------------------------------------------------
Jon Bell                       Mr. Bell has been a portfolio manager of the fund since March 2008.  Jon is an investment manager for global equities, and is a member of the multi-asset model, global policy and portfolio analysis groups.  Mr. Bell joined Newton in 1995.
-------------------------------------------------------------------------------------------------------------------


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated March 14, 2008

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                      Mellon Capital Large Cap Growth Fund
                 (formerly Mellon Equity Large Cap Growth Fund)

                          Mellon Capital Micro Cap Fund
                     (formerly Mellon Equity Micro Cap Fund)

                        Newton International Equity Fund
                                (Class I shares)

                             Dated: February 1, 2008

--------------------------------------------------------------------------------


The following information supplements information concerning the Newton International Equity Fund (the "International Equity Fund") only:

Effective March 5, 2008, Paul Butler is no longer a co-portfolio manager of the International Equity Fund. Jon Bell has been appointed as portfolio manager of the International Equity Fund.

Therefore, the information regarding Mr. Butler under "Additional Information About the Portfolio Managers" on page 35 with respect to "Other Accounts the Portfolio Managers are Managing," and beginning on page 38 with respect to "Share Ownership by Portfolio Managers," is deleted and replaced with the following information, which information is as of December 31, 2007:

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

----------------------------------------------------------------------------------------------------------------------
Portfolio Manager Name                   Fund                         Other Accounts Managed By the Portfolio Manager
----------------------------------------------------------------------------------------------------------------------
Jon Bell                                 International Equity Fund    Other Registered Investment Companies:  1 fund
                                                                      with total assets of approximately $83 million.

                                                                      Other Pooled Investment Vehicles:  1 entity
                                                                      with total assets of approximately $1.37
                                                                      billion.

                                                                      Other Accounts: 9 accounts with total assets
                                                                      of approximately $4.5 billion.
----------------------------------------------------------------------------------------------------------------------

SHARE OWNERSHIP BY PORTFOLIO MANAGERS

----------------------------------------------------------------------------------------------------------------------
Portfolio Manager Name                    Fund                                       Ownership
----------------------------------------------------------------------------------------------------------------------
Jon Bell                                  International Equity Fund                     A
----------------------------------------------------------------------------------------------------------------------

In addition, the information regarding Mr. Butler under the second paragraph of "Additional Information About the Portfolio Managers" on page 35 is deleted and replaced with the following information, which information is as of December 31, 2007:

          The Adviser receives a fee based upon the investment performance of six of the accounts included under "Other Accounts Managed by the Portfolio Manager" in the table above, consisting of six of the "Other Accounts" managed by Mr. Bell having total assets of approximately $2.64 billion.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE